Supplemental Disclosures of Non-cash Investing and Financing Activities Supplemental Disclosures of Non-cash Investing and Financing Activities Narrative (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Interest Paid	$ 158.9	$ 126.2	$ 124.7